Short-Term Borrowings and Long-Term Debt (Details of Other Short-Term Borrowings) (Parenthetical) (Detail) - Mizuho Financial Group, Inc. - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Short-term Debt [Line Items]
Commercial paper	¥ 1,165,988	¥ 1,782,111
Short-term notes	¥ 476,000	¥ 436,000